OTHER INCOME (EXPENSE), NET (FY) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
OTHER INCOME (EXPENSE), NET [Abstract]
Transaction gains					$ 0	$ 799	$ 379
Impairment of equity method investment		$ (108)	$ (72)	$ (108)	(108)	0	0
Other					106	138	196
Total	$ 239	$ (91)	$ 168	$ (42)	$ (2)	$ 937	$ 575